Shareholder Report, Line Graph (Details) - USD ($)					12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Sep. 03, 2021	Aug. 31, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 101,400	$ 85,200	$ 79,000	$ 100,000	$ 98,754
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	130,456	102,612	88,501	100,000	$ 151,172
Russell 2500 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500 Growth Total Return
Accumulated Value	$ 91,011	$ 78,612	$ 73,087	$ 100,000	$ 101,329